RETIREMENT BENEFIT OBLIGATIONS - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in the defined benefit obligation
At 1 January	£ (47,130)
At 31 December	(28,965)	£ (47,130)
Movements in the defined benefit obligation
Movements in the defined benefit obligation
At 1 January	(47,130)	(49,549)
Current service cost	(180)	(213)
Interest expense	(902)	(704)
Actuarial losses – experience	(1,186)	(426)
Actuarial gains (losses) – demographic assumptions	288	(146)
Actuarial gains – financial assumptions	18,120	1,839
Benefits paid	2,048	2,034
Past service cost	(4)	(11)
Settlements	13	22
Exchange and other adjustments	(32)	24
At 31 December	£ (28,965)	£ (47,130)